Form N-1A Cover	Jun. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 18, 2025
Prospectus Date	Oct. 17, 2024